Subsequent events	12 Months Ended
Dec. 31, 2021
Subsequent Events [Abstract]
Subsequent events
21.	Subsequent events
The Group has evaluated the subsequent events through April 26, 2022, the date on which the consolidated financial statements were reissued with no significant subsequent events identified except for the events disclosed below.

(1)
From January 2022, the Company ceased the operation of Kids Liulishuo in light of the requirements of the Double Alleviating Opinions and granted Yangpu Liuli a private non-profit after-school tutoring institution founded by the Company’s founders, the right to utilize and operate Kids Liulishuo for which the Company will charge Yangpu Liuli on a monthly basis: (i) a royalty fee of
 20
% of its revenues through a software licensing arrangement, and (ii)
10
% of its revenues through a service agreement for the provision of administrative supporting services, including legal, human resources, financial and managerial supporting services by the Company. Given that the royalty fees and service fees charged under the related-party agreements must be “fair”, “just” and “reasonable”, while no specific guidance has been issued so far as to how these terms should be implemented. The Group has no assurance that the fee going to be charged between the Company and Yangpu Liuli would be determined to be “fair, just and reasonable” by the relevant government authorities absent further guidance or administrative practice. The Group may be required to cease cooperation with Yangpu Liuli and be further subject to fines or other sanctions. Refer to Note 2(a) regarding the Company’s financial resources and going concern.

(2)
In February 2022, the Company announced the ratio of its American Depositary Shares (“ADSs”) to its Class A ordinary shares (the “ADS Ratio”), par value US$0.001 per share, would change from the current ADS Ratio of one (1) ADS to one (1) Class A ordinary share to a new ADS Ratio of one (1) ADS to fourteen (14) Class A ordinary shares. The change became effective on March 4, 2022.

(3)
On
April 7, 2022, the NYSE commenced proceedings to delist the Company’s ADSs and suspended the trading of these ADSs which have been then quoted on the OTC Pink Limited Information under the symbol “LAIXY”. The delisting will become effective ten days after the NYSE’s application to SEC which was submitted on April 22, 2022.